Average Annual Total Returns - Hartford Multifactor Diversified International ETF	Hartford Multifactor Diversified International ETF Return Before Taxes Since Inception	Hartford Multifactor Diversified International ETF Return Before Taxes 1 Year	Hartford Multifactor Diversified International ETF After Taxes on Distributions Since Inception	Hartford Multifactor Diversified International ETF After Taxes on Distributions 1 Year	Hartford Multifactor Diversified International ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Multifactor Diversified International ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Hartford Multifactor Diversified International Index Since Inception		Hartford Multifactor Diversified International Index 1 Year	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year
Total	4.73%	(0.26%)	4.08%	(0.91%)	3.66%	0.46%	2.37%	[1]	(0.03%)	7.68%	10.65%

[1]	The Hartford Multifactor Diversified International Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.